Receivables and Other Current Assets - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Non-current receivables from governments	$ 67.8	$ 66.3
Current receivables from governments	$ 11.4	$ 5.8